INCOME TAX (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Beginning balance	$ 9,217	$ 8,490	$ 7,763
Additions for tax positions of current year	727	727	727
Reduction due to statute of limitations of prior years	(1,000)	0	0
Ending balance	$ 8,944	$ 9,217	$ 8,490